Related Party Transactions - Additional Information (Detail) - USD ($)						1 Months Ended	3 Months Ended	6 Months Ended		9 Months Ended	12 Months Ended
	Mar. 04, 2022	Nov. 30, 2021	Mar. 31, 2021	Mar. 31, 2021	Mar. 24, 2021	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Related Party Transactions [Line Items]
Services costs								$ 672,000	$ 240,000		$ 1,363,000	$ 399,000
Related party costs related to stock compensation								243,000	71,000		967,000
Capital contributions								751,000	5,075,000		21,584,000	4,866,000
Contributed capital from the Parent								505,000	4,995,000		20,111,000	4,826,000
Contribution from the Parent related to stock-based compensation								246,000	79,000		1,473,000	40,000
Total capital contributions								88,760,000	71,499,000		88,009,000	66,425,000
Outstanding payables balance from affiliate subsidiaries										$ 18,000	18,000	0
Capital contributions in the form of cash, services and asset and liability transfers								505,000	4,995,000
Kensington Capital Acquisition Corp I V [Member]
Related Party Transactions [Line Items]
Stock issued during period, value, issued for services				$ 25,000						25,000 [1]
Proceeds from issuance of private placement								8,000,000
Proceeds from related party debt										200,000
Accrued liabilities							$ 0	$ 0		0	0
Working Capital Loan [Member] | Kensington Capital Acquisition Corp I V [Member]
Related Party Transactions [Line Items]
Debt instrument convertible into warrants	$ 2,000,000
Debt instrument conversion price	$ 0.5						$ 0.5	$ 0.5
Due to related parties current							$ 200,000	$ 200,000		$ 0	$ 0
Private Placement Warrants [Member] | Kensington Capital Acquisition Corp I V [Member]
Related Party Transactions [Line Items]
Class of warrants and rights issued during the period	16,000,000									14,800,000
Class of warrants and rights issued, price per warrant	$ 0.5									$ 0.5
Proceeds from issuance of private placement	$ 8,000,000
Underwriters [Member] | Kensington Capital Acquisition Corp I V [Member]
Related Party Transactions [Line Items]
Proceeds from issuance of private placement	$ 7,400,000
IPO [Member] | Kensington Capital Acquisition Corp I V [Member]
Related Party Transactions [Line Items]
Shares issued, price per share										$ 10	$ 10
Over-Allotment Option [Member] | Kensington Capital Acquisition Corp I V [Member]
Related Party Transactions [Line Items]
Class of warrants and rights issued during the period	16,000,000
Over-Allotment Option [Member] | Private Placement Warrants [Member] | Kensington Capital Acquisition Corp I V [Member]
Related Party Transactions [Line Items]
Class of warrants and rights issued during the period	14,800,000									16,000,000
Common Class A [Member] | Kensington Capital Acquisition Corp I V [Member]
Related Party Transactions [Line Items]
Temporary equity shares outstanding							23,000,000	23,000,000		0	0
Shares issuable	1									1	1
Common Class A [Member] | Private Placement Warrants [Member] | Kensington Capital Acquisition Corp I V [Member]
Related Party Transactions [Line Items]
Shares issuable	1
Exercise price of warrant	$ 11.5
Common Class A [Member] | IPO [Member] | Kensington Capital Acquisition Corp I V [Member]
Related Party Transactions [Line Items]
Common stock, threshold percentage on conversion of shares							30.00%	30.00%		30.00%	30.00%
Common Class B [Member] | Kensington Capital Acquisition Corp I V [Member]
Related Party Transactions [Line Items]
Shares issued, shares, share-based payment arrangement, forfeited										1,285,714
Founder Shares [Member] | IPO [Member] | Kensington Capital Acquisition Corp I V [Member]
Related Party Transactions [Line Items]
Common stock, threshold percentage on conversion of shares		30.00%					30.00%	30.00%		30.00%	30.00%
Sponsor [Member] | Kensington Capital Acquisition Corp I V [Member]
Related Party Transactions [Line Items]
Related party transaction, amounts of transaction							$ 60,000	$ 80,000
Sponsor [Member] | Office Space, Administrative and Support Services [Member] | Kensington Capital Acquisition Corp I V [Member]
Related Party Transactions [Line Items]
Related party transaction, amounts of transaction						$ 20,000				$ 20,000
Sponsor [Member] | Promissory Note [Member] | Kensington Capital Acquisition Corp I V [Member]
Related Party Transactions [Line Items]
Debt instrument, face amount					$ 300,000
Debt instrument interest rate					0.00%
Proceeds from related party debt					$ 200,000
Sponsor [Member] | Common Class A [Member] | Share Price More Than Or Equals To USD Twelve [Member] | Kensington Capital Acquisition Corp I V [Member]
Related Party Transactions [Line Items]
Share transfer, trigger price price per share							$ 12	$ 12		$ 12	$ 12
Number of consecutive trading days for determining share price								20 days		20 days
Number of trading days for determining share price								30 days		30 days
Threshold number of trading days for determining share price from date of business combination								150 days		150 days
Sponsor [Member] | Founder Shares [Member] | Kensington Capital Acquisition Corp I V [Member]
Related Party Transactions [Line Items]
Temporary equity shares outstanding	1,285,714
Shares issued, shares, share-based payment arrangement, forfeited		1,285,714						1,285,714		1,285,714
Sponsor [Member] | Founder Shares [Member] | Common Class B [Member] | Kensington Capital Acquisition Corp I V [Member]
Related Party Transactions [Line Items]
Stock issued during period, value, issued for services			$ 25,000			$ 25,000		$ 25,000
Stock issued during period, shares, issued for services			9,857,142			9,857,142
Shares issued, price per share			$ 0.0001	$ 0.0001		$ 0.0001
Temporary equity shares outstanding		9,857,142					9,857,142	9,857,142		9,857,142	9,857,142
Affiliated Entity [Member]
Related Party Transactions [Line Items]
Cost of revenues								$ 86,000	$ 75,000		$ 264,000	$ 447,000

[1]	This number excludes an aggregate of up to 1,285,714 Class B ordinary shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters.